Fees Summary	Aug. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,903,425.00
Previously Paid Amount	0.00
Total Fee Amount	280.95
Total Offset Amount	0.00
Net Fee	280.95
Narrative - Max Aggregate Offering Price	$ 1,903,425.00
Final Prospectus	true